Events occurred after the reporting date (Details 1) - SQM Salar S.A. [Member] - Potassium chloride [Member] - USD ($)	1 Months Ended	12 Months Ended
	Jan. 17, 2018	Dec. 31, 2017
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate		1.80%
Modification of agreement with CORFO [Member] | Price Range One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	3.00%
Modification of agreement with CORFO [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	7.00%
Modification of agreement with CORFO [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	10.00%
Modification of agreement with CORFO [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	15.00%
Modification of agreement with CORFO [Member] | Price Range Five [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Lease payment rate	20.00%
Top of range [member] | Modification of agreement with CORFO [Member] | Price Range One [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	$ 300
Top of range [member] | Modification of agreement with CORFO [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	400
Top of range [member] | Modification of agreement with CORFO [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	500
Top of range [member] | Modification of agreement with CORFO [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	600
Bottom of range [member] | Modification of agreement with CORFO [Member] | Price Range Two [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	300
Bottom of range [member] | Modification of agreement with CORFO [Member] | Price Range Three [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	400
Bottom of range [member] | Modification of agreement with CORFO [Member] | Price Range Four [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	500
Bottom of range [member] | Modification of agreement with CORFO [Member] | Price Range Five [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	600
Bottom of range [member] | Modification of agreement with CORFO [Member] | Price Range Six [Member]
Disclosure of Events occurred after the reporting date [Line Items]
Selling price of product	$ 0